Concentrations	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Concentrations

8.	Concentrations

During the year ended December 31, 2014, the Company’s generated 96% (2013 – 95%) of its revenues from two customers. As at December 31, 2014, the Company had 85% (2013 – 100%) of its accounts receivable with these two customers.